Commercial Loans (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Performing loans	$ 30,904,040	$ 24,032,476
Developers Residential [Member]
Debt Instrument [Line Items]
Performing loans	28,801,540	22,360,040
Developers Commercial [Member]
Debt Instrument [Line Items]
Performing loans	1,000,000	1,635,000
Developers Mixed Used [Member]
Debt Instrument [Line Items]
Performing loans	1,102,500	20,000
Other [Member]
Debt Instrument [Line Items]
Performing loans	$ 0	$ 17,436